SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary information
Interest paid	$ 0	$ 0	$ 21,066
Non-Cash Financing and Investing Activities
Shares issued to pay credit facility	0	0	900,000
Shares issued on acquisition of mineral property	0	0	96,200
Bonus shares	115,000	0	190,320
Shares for services	241,003	0	0
Shares issued to settle debt	43,030	0	386,527
Shares issued recorded as prepaid expenses	35,000	0	0
Subscription receivable	30,497	0	0
Warrants issued for mineral property	0	181,944	0
Depreciation included in mineral properties	3,487	27,387	216,653
Equipment expenditures included in accounts payable	472,213	489,890	580,634
Fair value loss/gain on available-for-sale investments	0	12,160	12,160
Mineral property expenditures included in accounts payable	1,252,796	1,067,747	753,248
Share-based payments capitalized in mineral properties	119,028	205,057	227,979
Reclassification of contributed surplus on exercise of options	153,845	15,350	14,567
Reclassification of contributed surplus on exercise of warrants	$ 28,478	$ 132,453	$ 10,650